Investment Securities - Schedule of Unrealized Losses (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Fair Value
Less than 12 months	$ 51,361	$ 17,428
12 months or more	144,583	155,243
Total Fair Value	195,944	172,671
Unrealized Losses
Less than 12 months	(811)	(206)
12 months or more	(30,221)	(27,081)
Total Unrealized Losses	(31,032)	(27,287)
U.S. Treasury
Fair Value
Less than 12 months	4,915	997
12 months or more	0	0
Total Fair Value	4,915	997
Unrealized Losses
Less than 12 months	(22)	0
12 months or more	0	0
Total Unrealized Losses	(22)	0
U.S. government and federal agency obligations
Fair Value
Less than 12 months	0	0
12 months or more	401	427
Total Fair Value	401	427
Unrealized Losses
Less than 12 months	0	0
12 months or more	(7)	(19)
Total Unrealized Losses	(7)	(19)
U.S. government-sponsored enterprises
Fair Value
Less than 12 months	996	11,995
12 months or more	1,778	1,772
Total Fair Value	2,774	13,767
Unrealized Losses
Less than 12 months	(5)	(8)
12 months or more	(222)	(228)
Total Unrealized Losses	(227)	(236)
Obligations of states and political subdivisions
Fair Value
Less than 12 months	2,791	1,501
12 months or more	98,442	103,283
Total Fair Value	101,233	104,784
Unrealized Losses
Less than 12 months	(163)	(158)
12 months or more	(22,917)	(19,408)
Total Unrealized Losses	(23,080)	(19,566)
Mortgage-backed securities
Fair Value
Less than 12 months	37,759	2,935
12 months or more	33,612	39,793
Total Fair Value	71,371	42,728
Unrealized Losses
Less than 12 months	(563)	(40)
12 months or more	(6,115)	(6,083)
Total Unrealized Losses	(6,678)	(6,123)
Other debt securities
Fair Value
Less than 12 months	4,900	0
12 months or more	9,101	8,799
Total Fair Value	14,001	8,799
Unrealized Losses
Less than 12 months	(58)	0
12 months or more	(723)	(1,026)
Total Unrealized Losses	(781)	(1,026)
Bank issued trust preferred securities
Fair Value
Less than 12 months	0	0
12 months or more	1,249	1,169
Total Fair Value	1,249	1,169
Unrealized Losses
Less than 12 months	0	0
12 months or more	(237)	(317)
Total Unrealized Losses	$ (237)	$ (317)